Shareholders' Deficit (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Changes in Shareholders' Deficit and Other Comprehensive Loss

The following table shows the changes in member’s deficit attributable to the Company and the noncontrolling interests of subsidiaries in which the Company has a majority, but not total ownership interest:

(In thousands)	The Company	Noncontrolling Interests	Consolidated
Balances at January 1, 2014	$(8,942,166)	$245,531	$(8,696,635)
Net income (loss)	(793,761)	31,603	(762,158)
Dividends and other payments to noncontrolling interests	-	(40,027)	(40,027)
Purchase of additional noncontrolling interests	(46,806)	(1,944)	(48,750)
Foreign currency translation adjustments	(101,980)	(19,898)	(121,878)
Unrealized holding gain on marketable securities	285	42	327
Other adjustments to comprehensive loss	(10,214)	(1,224)	(11,438)
Reclassifications	3,317	-	3,317
Other, net	1,977	10,057	12,034

Balances at December 31, 2014	$(9,889,348)	$224,140	$(9,665,208)

(In thousands)	The Company	Noncontrolling Interests	Consolidated
Balances at January 1, 2013	$(8,299,188)	$303,997	$(7,995,191)
Net income (loss)	(606,883)	23,366	(583,517)
Dividends and other payments to noncontrolling interests	-	(91,887)	(91,887)
Foreign currency translation adjustments	(29,755)	(3,246)	(33,001)
Unrealized holding gain on marketable securities	16,439	137	16,576
Unrealized holding gain on cash flow derivatives	48,180	-	48,180
Other adjustments to comprehensive loss	5,932	800	6,732
Reclassifications	(83,585)	(167)	(83,752)
Other, net	6,694	12,531	19,225

Balances at December 31, 2013	$(8,942,166)	$245,531	$(8,696,635)

Schedule of Stock Options and Valuation Assumptions

The following assumptions were used to calculate the fair value of the options granted during the year ended December 31, 2012:

	Years Ended December 31,
	2014(1)	2013(1)	2012
Expected volatility	N/A	N/A	71% – 77%
Expected life in years	N/A	N/A	6.3 – 6.5
Risk-free interest rate	N/A	N/A	0.97% – 1.55%
Dividend yield	N/A	N/A	0%

(1) No options were granted in 2013 and 2014

The risk free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for periods equal to the expected life of the option. The following assumptions were used to calculate the fair value of CCOH’s options on the date of grant:

	Years Ended December 31,
	2014	2013	2012
Expected volatility	54% – 56%	55% – 56%	54% – 56%
Expected life in years	6.3	6.3	6.3
Risk-free interest rate	1.73% – 2.08%	1.05% – 2.19%	0.92% – 1.48%
Dividend yield	0%	0%	0%

Schedule of Stock Options Vested and Expected to Vest Outstanding

The following table presents a summary of the Company’s stock options outstanding at and stock option activity during the year ended December 31, 2014 (“Price” reflects the weighted average exercise price per share):

(In thousands, except per share data)	Options	Price	Weighted Average Remaining Contractual Term
Outstanding, January 1, 2014	2,509	$33.11
Granted(1)	-	-
Exercised	-	-
Forfeited	(125)	36.00
Expired	(83)	36.00

Outstanding, December 31, 2014 (2)	2,301	32.85	4.3years

Exercisable	1,480	31.95	4.0years
Expected to Vest	797	35.20	4.7years

(1)	The weighted average grant date fair value of options granted during the years ended December 31, 2012 was $2.68 per share. No options were granted during the years ended December 31, 2013 and 2014.
(2)	Non-cash compensation expense has not been recorded with respect to 0.6 million shares as the vesting of these options is subject to performance conditions that have not yet been determined probable to meet.

The following table presents a summary of CCOH’s stock options outstanding at and stock option activity during the year ended December 31, 2014 (“Price” reflects the weighted average exercise price per share)

(In thousands, except per share data)	Options	Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding, January 1, 2014	6,909	$9.60
Granted(1)	627	8.64
Exercised(2)	(459)	5.23
Forfeited	(628)	8.11
Expired	(424)	10.58

Outstanding, December 31, 2014	6,025	9.92	5.1years	$13,956

Exercisable	4,471	10.56	4.1years	$10,065
Expected to vest	1,487	8.08	7.8years	$3,729

(1)	The weighted average grant date fair value of CCOH options granted during the years ended December 31, 2014, 2013 and 2012 was $4.69, $4.10 and $4.43 per share, respectively.
(2)	Cash received from option exercises during the years ended December 31, 2014, 2013 and 2012 was $2.4 million, $4.2 million and $6.4 million, respectively. The total intrinsic value of the options exercised during the years ended December 31, 2014, 2013 and 2012 was $1.5 million, $5.0 million and $7.9 million, respectively.

Schedule of Unvested Stock Options Activity

A summary of the Company’s unvested options and changes during the year ended December 31, 2014 is presented below:

(In thousands, except per share data)	Options	Weighted Average Grant Date Fair Value
Unvested, January 1, 2014	1,086	$10.74
Granted	-	-
Vested(1)	(140)	2.32
Forfeited	(125)	2.16

Unvested, December 31, 2014	821	13.61

(1)	The total fair value of the options vested during the years ended December 31, 2014, 2013 and 2012 was $0.3 million, $6.3 million and $3.9 million, respectively.

A summary of CCOH’s unvested options at and changes during the year ended December 31, 2014 is presented below:

(In thousands, except per share data)	Options	Weighted Average Grant Date Fair Value
Unvested, January 1, 2014	2,645	$5.21
Granted	627	4.69
Vested(1)	(1,091)	5.59
Forfeited	(628)	4.74

Unvested, December 31, 2014	1,553	4.92

(1)	The total fair value of CCOH options vested during the years ended December 31, 2014, 2013 and 2012 was $6.1 million, $7.1 million and $11.5 million, respectively.

Schedule of Restricted Stock and Restricted Stock Units Activity

The following table presents a summary of the Company’s restricted stock outstanding and restricted stock activity as of and during the year ended December 31, 2014 (“Price” reflects the weighted average share price at the date of grant):

(In thousands, except per share data)	Awards	Price
Outstanding, January 1, 2014	3,919	$3.35
Granted	1,826	7.86
Vested (restriction lapsed)	(506)	3.14
Forfeited	(710)	8.85

Outstanding, December 31, 2014	4,529	5.02

The following table presents a summary of CCOH’s restricted stock and restricted stock units outstanding at and activity during the year ended December 31, 2014 (“Price” reflects the weighted average share price at the date of grant):

(In thousands, except per share data)	Awards	Price
Outstanding, January 1, 2014	1,892	$6.83
Granted	1,040	8.88
Vested (restriction lapsed)	(64)	6.86
Forfeited	(410)	7.76

Outstanding, December 31, 2014	2,458	7.54

Schedule of Earnings Per Share, Basic and Diluted

The Company recognized $2.6 million of expense related to the awards granted in connection with the tax assistance program.

(In thousands, except per share data)	Years Ended December 31,
	2014	2013	2012
NUMERATOR:
Net loss attributable to the Company – common shares	$(793,761)	$(606,883)	$(424,479)
Less: Participating securities dividends	-	2,566	8,456
Less: Income (loss) attributable to the Company – unvested shares	-	-	-

Net loss attributable to the Company per common share – basic and diluted	$(793,761)	$(609,449)	$(432,935)

DENOMINATOR:
Weighted average common shares outstanding – basic	83,941	83,364	82,745
Effect of dilutive securities:
Stock options and common stock warrants(1)	-	-	-

Weighted average common shares outstanding – diluted	83,941	83,364	82,745

Net loss attributable to the Company per common share:
Basic	$(9.46)	$(7.31)	$(5.23)
Diluted	$(9.46)	$(7.31)	$(5.23)

(1)	6.8 million, 6.4 million and 5.4 million stock options and restricted shares were outstanding at December 31, 2014, 2013 and 2012, respectively, that were not included in the computation of diluted earnings per share because to do so would have been anti-dilutive.